Financial - risk management objectives and policies - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial - risk management objectives and policies
Leases	$ 12,953	$ 5,779
Less: cash and short-term deposits	$ (253,918)	$ (376,999)	$ (235,449)	$ (210,046)